Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 4,251	$ 5,969
Accounts receivable, net of allowance of $84 and $44	2,414	1,573
Inventory	1,604	1,788
Prepaid expenses and other current assets	205	310
Total current assets	8,474	9,640
Fixed assets, net of accumulated depreciation of $529 and $484	299	162
Other assets	33	33
Right of use lease asset	497	17
Total assets	9,303	9,852
Current liabilities:
Accounts payable	923	554
Lease liability, current portion	100	18
Accrued expenses	784	663
Taxes payable	6	10
Total current liabilities	1,813	1,245
Convertible subordinated notes payable, net	1,373	1,333
Accrued interest expense	214	147
SBA loan	335
Lease liability, net of current portion	401
Total liabilities	4,136	2,725
Shareholders' equity (deficit):
Common stock, no par value: Authorized — 100,000,000; issued and outstanding shares — 61,975,748 shares and 61,566,076 shares, respectively	73,906	73,773
Accumulated other comprehensive income	328	342
Accumulated deficit	(69,067)	(66,988)
Total shareholders' equity	5,167	7,127
Total liabilities and shareholders' equity	$ 9,303	$ 9,852